SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Office And Miscellaneous
Advertising, Marketing, and Investor Relations	$ 5,165,791	$ 2,610,930	$ 1,356,174
Compliance fees	432,874	122,916	80,525
Contract Work	300,975	399,546	438,601
Other	556,358	254,473	228,432
Office and Miscellaneous Expenses	$ 6,455,998	$ 3,387,865	$ 2,103,732